Supplement Dated March 5, 2012
To The Prospectus For

PERSPECTIVE II®; PERSPECTIVESM L SERIES; PERSPECTIVE ADVISORS II®;
RETIREMENT LATITUDESSM; and PERSPECTIVE REWARDS®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY®
Through JACKSON NATIONAL SEPARATE ACCOUNT – I

PERSPECTIVE II®; PERSPECTIVESM L SERIES; and
PERSPECTIVE ADVISORS II®

Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®
Through JNLNY SEPARATE ACCOUNT I

This supplement updates the above-referenced prospectuses.  Please read and keep it together with your prospectus for future reference. To obtain an additional copy of a prospectus, please contact us at our Annuity Service Center, P.O. Box 30314, Lansing, Michigan, 48909-7814; 1-800-873-5654; www.jackson.com (or for contracts issued in New York, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-800-599-5651; www.jackson.com).

Effective March 5, 2012, Guaranteed Minimum Withdrawal Benefits (GMWBs) currently available under the Contract may be added to the Contract after the Issue Date on any Contract Anniversary by eligible existing Contract Owners.  The GMWBs currently available are: SafeGuard Max; AutoGuard 5; AutoGuard 6; Jackson Select Protector (not available in New York); LifeGuard Freedom 6 Net; LifeGuard Freedom 6 Net with Joint Option; LifeGuard Freedom Flex; and LifeGuard Freedom Flex with Joint Option.  To be eligible to elect a GMWB after the Issue Date, a Contract Owner must have purchased the Contract on or after September 28, 2009 with an application revision date of 09/09 or later; must not have any existing GMWB; and must meet any other conditions applicable to the specific GMWB that is to be elected.  To elect a GMWB after the Issue Date, we must receive a request in Good Order within 30 calendar days prior to the applicable Contract Anniversary. Please refer to the prospectus for additional information, including how the Guaranteed Withdrawal Balance (GWB) is calculated when a GMWB is elected after the Issue Date.

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(To be used with VC4224 05/11, JMV5763 05/11, JMV5763WFPAPER 05/11, JMV5763MLPAPER 05/11, VC5890 05/11, VC5890MLPAPER 05/11, JMV7697 12/11, VC5869 05/11, JMV7698 12/11, VC5995 05/11, JMV5765 05/11, JMV2731 05/11, NV4224 05/11, NV4224WFPAPER 05/11, NV5890 05/11, JMV7697NY 12/11, NV5869 05/11, JMV7698NY 12/11, JMV5764SB 08/11, JMV5763CA 05/11, JMV5763PA 05/11, JMV5763TX 05/11, VC5869SB 08/11, VC5890SB 08/11, JMV7698SB 12/11, JMV7697SB 12/11, JMV7698NYSB 12/11, JMV7697NYSB 12/11, NV5869SB 08/11, NV5890SB 08/11, and NV4224SB 08/11.)

CMV8702 02/12